UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22087
Magnetar Spectrum Fund
(Exact name of registrant as specified in charter)
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201
(Address of principal executive offices) (Zip code)
Michael Wilds
Magnetar Spectrum Fund
1603 Orrington Avenue, 13th Floor
Evanston, IL 60201
(Name and address of agent for service)
registrant’s telephone number, including area code: (847) 905-4400
Date of fiscal year end: November 30
Date of reporting period: May 31, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
Magnetar Spectrum Fund
Semi-Annual Report
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008

Magnetar Spectrum Fund
Financial Statements
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008

Magnetar Spectrum Fund
Condensed Schedule of Investments
May 31, 2008
(unaudited)

		Fair
Description	# of Shares	Value
Investments in Securities - 88.1%
Midstream MLP’s - 60.3%
Atlas Pipeline Holdings, L.P.	222,222	$6,597,771
Atlas Pipeline Partners, L.P.	1,115,545	45,871,210
Copano Energy, L.L.C.	130,981	4,826,650
Copano Energy, L.L.C., Class D Units — Unregistered (a) (c)	850,000	24,298,376
Kinder Morgan Management, LLC (b)	437,309	24,117,613
MarkWest Energy Partners, L.P.	152,000	5,481,120
MarkWest Energy Partners, L.P. — Unregistered (a)	1,904,762	68,527,423
NuStar Energy L.P.	471,600	23,108,400
Plains All American Pipeline, L.P.	500,000	24,430,000
SemGroup Energy Partners, L.P.	175,000	4,767,000

		232,025,563

	# of Contracts
Equity Options - 0.2%
Energy - 0.2%
Natural Gas Utilities - 0.2%
Kinder Morgan Energy Partners, L.P., Put, 01/17/09, Strike: $50 (c)	5,000	625,000

		625,000

	Principal Amount
Collateralized Loan Obligations - 27.6%
Diversified - 27.6%
Grand Horn Class B Senior Floating Rate Notes due January 2022 (a)	$28,500,000	24,339,000
Grand Horn Class C Mezzanine Floating Rate Deferrable Notes due January 2022 (a)	27,500,000	23,152,250
Grand Horn Class D Mezzanine Floating Rate Deferrable Notes due January 2022 (a)	20,250,000	16,669,800
Grand Horn Class E Mezzanine Floating Rate Deferrable Notes due January 2022 (a)	19,000,000	14,766,800

	# of Shares
Grand Horn Preference Shares (a)	39,750	27,336,683

		106,264,533

Total Investments in Securities (Cost $343,764,360)		338,915,096

Cash and Other Assets in Excess of Liabilities - 11.9%		45,563,229

Net Assets - 100%		$384,478,325

(a)	Fair valued security, restricted from public sale.

(b)	Distributions are paid in-kind.

(c)	Non-income producing security.
See Accompanying Notes to Financial Statements

Magnetar Spectrum Fund
Condensed Schedule of Investments
May 31, 2008
(unaudited)
Restricted Securities
A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. See the table below for restricted securities held at May 31, 2008.

	Acquisition				Value per
Security	Date	Shares/ Par	Cost	Value	Share
Copano Energy, L.L.C., Class D Units	3/13/08	850,000	$11,156,250	$24,298,376	$28.59
Grand Horn Class B Senior Floating Rate Notes due January 2022	12/19/07	28,500,000	26,427,874	24,339,000	$85.40
Grand Horn Class C Mezzanine Floating Rate Deferrable Notes due January 2022	12/19/07	27,500,000	24,916,330	23,152,250	$84.19
Grand Horn Class D Mezzanine Floating Rate Deferrable Notes due January 2022	12/19/07	20,250,000	18,447,630	16,669,800	$82.32
Grand Horn Class E Mezzanine Floating Rate Deferrable Notes due January 2022	12/19/07	19,000,000	16,214,686	14,766,800	$77.72
Grand Horn Preference Shares	12/19/07	39,750	38,615,204	27,336,683	$687.72
MarkWest Energy Partners, L.P.	12/17/07	1,904,762	60,000,003	68,527,423	$35.98

			$195,777,977	$199,090,332

Fair Value Measurements
At May 31, 2008, assets recorded at fair value in the Schedule of Investments are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchal levels — defined by SFAS No. 157: Fair Value Measurements, and directly related to the amount of subjectivity associated with the inputs to fair valuation of these assets and liabilities — are as follows:
Level I — Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level II — Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level III — Inputs are unobservable inputs for the asset or liability. Unobservable inputs are based on the best information available under the circumstances in order to estimate fair value.

Measurement Level	Value
Level I	$139,824,764
Level II	92,825,799
Level III	106,264,533

Total	$338,915,096

Level III Reconciliation
The following disclosure represents a reconciliation of the fair value of securities from the beginning to the end of the period for those securities that were considered a Level III at either the beginning or ending of the reporting period.

Balance as of 12/4/07 – inception	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(18,357,191)
Net purchases (sales)	124,621,724

Transfers in and/or out of Level III	—
Balance as of 5/31/08	$106,264,533

Tax Basis of Investments
At May 31, 2008, the estimated cost basis of investments for Federal income tax purposes for the assets disclosed in the Schedule of Investments above was $343,764,360. There are additional assets consolidated for tax purposes that have an estimated cost basis of $353,187,291 for a total estimated cost basis for tax purposes of $696,951,651. At May 31, 2008, estimated gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$17,194,925
Gross unrealized depreciation	(2,268,397)

Net unrealized depreciation	$14,926,528

See Accompanying Notes to Financial Statements

Magnetar Spectrum Fund
Statement of Assets and Liabilities
May 31, 2008
(unaudited)

ASSETS

Investments in securities, at fair value (cost $343,764,360)	$338,915,096
Cash and cash equivalents	127,566,054
Receivable for securities sold	16,270,415
Interest receivable	789,552
Other assets	60,626

Total assets	483,601,743

LIABILITIES

Due to broker	97,987,408
Payable for securities purchased	13,460
Management fee payable	641,867
Interest payable	196,773
Accrued expenses	283,910

Total liabilities	99,123,418

NET ASSETS	$384,478,325

ANALYSIS OF NET ASSETS:

Net capital	$372,306,560
Accumulated net investment income	8,628,470
Accumulated net realized gain on investments	8,392,559
Net unrealized depreciation on investments	(4,849,264)

Net assets	$384,478,325

Shares outstanding (unlimited authorization)	356,045

Net asset value per share outstanding	$1,079.86

See Accompanying Notes to Financial Statements

Magnetar Spectrum Fund
Statement of Operations
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008
(unaudited)

INVESTMENT INCOME

Dividend	$9,278,635
Interest	3,944,337

Total investment income	13,222,972

EXPENSES

Management fees	3,338,561
Interest expense	679,381
Accounting and other administration fees	243,892
Professional fees	103,710
Trustees’ fees	76,191
Other expenses	152,767

Total expenses	4,594,502

NET INVESTMENT INCOME	8,628,470

REALIZED AND UNREALIZED GAIN/ (LOSS)

Net realized gain on investments	8,392,559
Net unrealized depreciation on investments	(4,849,264)

NET REALIZED AND UNREALIZED GAIN	3,543,295

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,171,765

See Accompanying Notes to Financial Statements

Magnetar Spectrum Fund
Statement of Changes in Net Assets
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008
(unaudited)

OPERATIONS

Net investment income	$8,628,470
Net realized gain on investments	8,392,559
Net unrealized depreciation on investments	(4,849,264)

Net increase in net assets resulting from operations	12,171,765

CAPITAL SHARE TRANSACTIONS

Subscriptions	372,306,560

Increase in net assets resulting from capital share transactions	372,306,560

Total increase in net assets	384,478,325

NET ASSETS

Beginning of year	—

End of year	$384,478,325

Undistributed net investment income at end of period	$8,628,470

See Accompanying Notes to Financial Statements

Magnetar Spectrum Fund
Statement of Cash Flows
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008
(unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in net assets resulting from operations	$12,171,765
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:

Purchase of investments	(433,528,722)
Proceeds from disposition of investments	100,660,776
Net amortization of premiums and discounts	(340,297)
Net realized gain on investments	(8,392,559)
Net unrealized depreciation on investments	4,849,264
Increase in receivable for investments sold	(16,270,415)
Proceeds from securities sold short	1,214,861
Increase in interest receivable	(789,552)
Increase in other assets	(60,626)
Increase in due to broker	97,987,408
Increase in payable for investments purchased	13,460
Repurchases of securities sold short	(3,378,419)
Increase in management fee payable	641,867
Increase in interest payable	196,773
Increase in accrued expenses	283,910

Net cash used in operating activities	(244,740,506)

CASH FLOWS FROM FINANCING ACTIVITIES

Subscriptions	372,306,560

Net cash provided by financing activities	372,306,560

NET INCREASE IN CASH AND CASH EQUIVALENTS	127,566,054

CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	—

CASH AND CASH EQUIVALENTS AT END OF PERIOD	$127,566,054

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$482,608

See Accompanying Notes to Financial Statements

Magnetar Spectrum Fund
Notes to Financial Statements
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008.
1.	Organization and Investment Objective

Magnetar Spectrum Fund (the “Fund”), a Delaware statutory trust, was organized on July 2, 2007, and commenced operations on December 4, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to obtain total returns, with an emphasis on current income. The Fund seeks to achieve its investment objective by primarily investing in a combination of: (1) securities of companies that derive at least 50% of their revenue from the Natural Resource Industry, (2) securities issued by special purpose vehicles that engage in collateralized debt obligations (CDO), collateralized loan obligations (CLO) or asset-backed securitizations, and (3) other permitted securities.

The Fund’s investment adviser is Magnetar Financial LLC (the “Investment Adviser”), a Delaware limited liability company, which is registered with the U.S. Securities Exchange Commission as an investment adviser. PFPC, Inc. provides administrative and accounting services to the Fund. PFPC Trust Company acts as the custodian of the Fund’s securities and other assets. The Fund has entered into a special custody account agreement with Credit Suisse Securities (USA) LLC to facilitate financing activities.

The Fund holds capital investments made by Magnetar Spectrum Master Fund, LP (the “Master Fund”) which invests substantially all of its capital in the Fund. At May 31, 2008, the Master Fund has two shareholders: Magnetar Spectrum (US) Fund, LP and Magnetar Spectrum Fund, LP (collectively, the “Feeders”). The Master Fund and Feeders are investment funds sponsored by the Investment Adviser.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund:
(a)	Valuation: The Fund’s investments are valued in accordance with the pricing policy as stated in its registration statement previously filed with the Securities and Exchange Commission on Form N-2 on December 3, 2007. Securities or other instruments traded on a stock exchange are valued at the last reported sales price on the instrument’s primary exchange or, if no sales are reported, at the mid-point of the closing “bid” and “asked” prices on the valuation date on the relevant exchange. Listed options, or over-the-counter options for which representative brokers’ quotations are available, shall be valued at their most recent sale price on an exchange composite on the valuation date, if such most recent sale price falls between the exchange composite closing “bid” and the closing “asked” price for such options on such date; provided, however, that if the most recent sale price of the options does not fall within the last exchange composite “bid” and “asked” price for the options on such date, or if such options did not trade on such date, the options will be valued at the mid-point between the last exchange composite “bid” and “asked” price for such options on such date. Tranches of CLOs are valued at prices supplied by the Fund’s approved pricing agents or other independent pricing sources for such securities. An equity security (1) acquired in a private placement transaction and (2) subject to restrictions on resale that has a common share counterpart trading in a public market shall be valued using the price of the public counterpart less a discount that is amortized over the estimated period to the effective registration date. The initial issuance discount is established on the announcement date of the private placement based upon the difference between the public market price and the cost basis of the private security.

If the value of a given security or other asset cannot be determined on the basis of the pricing methodologies described above and in the Fund’s valuation policy, the security will generally be valued in such manner as the Fund’s valuation committee determines in good faith to reflect its fair value under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS No. 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires

Magnetar Spectrum Fund
Notes to Financial Statements
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008.
2.	Significant Accounting Policies (continued)
additional disclosures about the use of fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund adopted SFAS No. 157 as of December 4, 2007 (Commencement of Operations).

(b)	Calculation of Net Asset Value: The Fund calculates net asset value per common share on a monthly basis by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund. The Fund may determine net asset value at such other times as the Board of Trustees may determine in its discretion.

(c)	Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized and unrealized gains and losses are calculated based on specific identified cost. Dividend income on investments owned and dividend expense on investments sold short are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Interest income includes accretion of original issue and market discount and amortization of premium. Distributions received from the Fund’s investments in master limited partnerships (MLPs) generally are comprised of ordinary income, capital gains and return of capital from the MLP. For the period ended May 31, 2008, the Fund recorded these distributions as dividend income.

(d)	Expenses: The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, all cost and expenses related to Fund transactions and positions for the Fund’s account and accounting, administration, and other professional fees. Expenses are recognized as incurred.

(e)	Securities Sold, Not Yet Purchased: When the Fund sells securities short, it may borrow the security sold short and deliver it to the broker-dealer through which it sold short to satisfy its obligation to deliver the security upon conclusion of the sale. Additionally, the Fund generally is required to deliver cash or securities as collateral for the Fund’s obligation to return the borrowed security. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any payments received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

(f)	Leverage: The Fund may use significant amounts of leverage in order to increase the amount of capital available for investment. The use of leverage has the potential to magnify the gains or the losses on the Fund’s investments.

(g)	Taxation: The Fund is a separate taxpayer for federal income tax purposes. The Fund intends to distribute substantialy all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

In July 2006, the FASB released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than- not threshold would be recorded as a tax expense or benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Fund adopted FIN 48 as of December 4, 2007, and the adoption of the interpretation did not have an effect on the Fund’s net asset value.

Magnetar Spectrum Fund
Notes to Financial Statements
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008.
2.	Significant Accounting Policies (continued)
(h)	Cash and Cash Equivalents: Cash and cash equivalents includes amounts held in interest bearing overnight accounts. The Fund treats all highly liquid financial instruments with original maturities of 3 months or less as cash equivalents.

(i)	Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(j)	Distributions to Shareholders: The Fund intends to make regular cash distributions of substantially all of its net investment income to its common shareholders at least annually. The Fund’s dividends will be comprised of return of capital and/or ordinary income, which is based on the earnings and profits of the Fund. The character of dividends made during the year may differ from their ultimate characterization for federal income tax purposes. Common shareholders who receive dividends in the form of additional common shares will be subject to the same U.S. federal, state and local tax consequences as common shareholders who elect to receive their dividends in cash. As of May 31, 2008, the Fund has made no distributions.

(k)	Due to Broker: Due to broker includes margin balances held at financial institutions. Margin balances are collateralized by certain of the Fund’s securities held by the financial institutions. In relation to margin debit balances, the Fund is charged interest at fluctuating rates based on spreads around agreed reference rates. Certain securities are pledged to the financial institutions on terms that permit the financial institutions to sell the securities, subject to certain limitations.

(l)	Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments, approximates the carrying amounts presented in the financial statements.

(m)	Recent Accounting Pronouncements

In March 2008, the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires that objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation. The Fund is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and their disclosures.
3.	Fees

Management Fees

Magnetar Financial LLC, a Delaware limited liability company, serves as the investment adviser to the Fund and also serves as the investment adviser to Magnetar Spectrum Master Fund, LP, Magnetar Spectrum Fund, LP, and Magnetar Spectrum (US) Fund, LP. For these services the Fund has agreed to pay the Investment Adviser a management fee, payable monthly in arrears, at an annual rate of 2.00% of the month-end value of the Fund’s net assets. During the period ended May 31, 2008, the Fund incurred management fees totaling $3,338,561.

Compensation of Trustees

Each Independent Trustee will receive from the Fund an annual retainer of $44,000 and a fee of $1,500 for each Board of Trustees meeting attended, and will be reimbursed for all out-of-pocket expenses related to attendance at Board of Trustees or committee meetings. The Trustees who are affiliated persons of the Investment Adviser receive no compensation from the Fund.

Magnetar Spectrum Fund
Notes to Financial Statements
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008.
4.	Related Party Transactions

On January 2, 2008, the Fund acquired equity securities from Magnetar Capital Fund, LP, a Delaware limited partnership advised by the Investment Adviser. The equities were purchased by the Fund at fair market value based upon the closing market values on the date of acquisition. The total amount of the equities acquired was $39,030,689.

5.	Risk Factors

The Fund is subject to market risk associated with changes in the value of its investments and derivative contracts, as well as credit risk from the loss of appreciation if the counterparty fails to perform. The Investment Adviser takes an active role in managing and controlling the Fund’s market and credit risks and has established control procedures, which are reviewed on an ongoing basis.

The Investment Adviser has appointed an Investment Committee comprised of the head of market risk control and senior trading personnel from areas throughout the Investment Adviser’s organization. The Investment Committee meets regularly and reviews the Fund’s potential exposures to market and credit risks based on analyses performed by the Risk Management Group.

Market Risk

The Investment Adviser continuously monitors the risk parameters and expected volatility of the Fund’s overall portfolio and attempts to limit concentrations of the portfolio in any particular investment asset, strategy, or market. Additionally, the Investment Adviser seeks to control portfolio risks through selective and dynamic sizing of positions based on a regular evaluation of each investment’s risk and reward characteristics. Real time mark-to-market portfolio monitoring helps the Investment Adviser monitor the investments. The Investment Adviser has also developed a proprietary risk management system and uses statistical and cash flow models to identify and hedge portfolio risk, as well as individual position specific risk.

While the Investment Adviser generally seeks to hedge certain portfolio risks, the Investment Manager will not, in general, attempt to hedge all market or other risks in the portfolio, and it may elect to only partially hedge certain risks. Specifically, the Investment Adviser may determine that it is economically unattractive, or otherwise undesirable, to hedge certain risks and instead may rely on diversification to offset such risks.

Securities sold, not yet purchased represent obligations of the Fund to deliver specified financial instruments at contracted prices, thereby creating commitments to purchase the financial instruments in the market at prevailing prices. Additionally, the Fund may invest in various equity derivatives, credit default swaps, interest rate derivative instruments and futures contracts. These transactions may result in off-balance sheet risk, as the Fund‘s satisfaction of the obligations may exceed the amount recognized in the Statement of Assets and Liabilities.

Credit Risk

The Investment Adviser attempts to control credit risk exposure to trading counterparties and brokers through internal monitoring procedures. The Fund’s positions, including cash, are held at major financial institutions. All securities transactions of the Fund are cleared by major U.S. and international securities firms. In the event these brokers are unable to fulfill their obligations, the Fund would be subject to credit risk.

6.	Financial Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Magnetar Spectrum Fund
Notes to Financial Statements
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008.
7.	Investment Transactions

For the period ended May 31, 2008, the Fund purchased and sold securities in the amount of $433,528,722 and $101,875,637 (excluding cash equivalents), respectively.

8.	Derivative Financial Instruments

The Fund may utilize derivative financial instruments, including written options, to produce incremental earnings or protect against changes in the value of portfolio securities. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund has established policies and procedures for risk assessment and reporting of derivative financial instrument activities.

The table below lists transactions in written call options for the period ended May 31, 2008:

	Number of	Premiums
Call Options Written	Contracts	Received
Options outstanding at December 4, 2007 (inception)	—	$—
Options written	10,000	1,241,861
Options exercised	(10,000)	(1,241,861)

Options outstanding at May 31, 2008	—	$—

9.	Capital Share Transactions

The Fund is authorized to issue an unlimited number of common shares of beneficial interest, such shares to be sold to investors at net asset value, and may allow new and existing investors to purchase additional common shares in the Fund on a monthly basis, or more frequently as determined by the Board of Trustees. At May 31, 2008, the Fund had 356,045 common shares outstanding. Transactions in common shares for the period ending May 31, 2008, were as follows:

Shares outstanding at December 4, 2007 (inception)	—
Shares issued through reinvestment of distributions	—
Shares issued in connection with offerings of common stock	356,045

Shares outstanding at May 31, 2008	356,045

The Fund intends to accept initial subscriptions for common shares from new investors, such shares to be sold to investors at net asset value, and may allow new and existing investors to purchase additional common shares in the Fund on a monthly basis, except that the Fund may offer common shares more frequently as determined by the Board of Trustees.
The Board of Trustees (subject to applicable law and the Agreement and Declaration of Trust) may authorize an offering of other classes of shares, or other classes or series of shares.
Repurchase of Common Shares
The Fund may offer semi-annual repurchases, subject to the discretion of the Board of Trustees. In determining whether the Fund should offer to repurchase common shares from shareholders, the Board of Trustees will consider, among others, the recommendation of the Investment Adviser.

Magnetar Spectrum Fund
Notes to Financial Statements
For the period December 4, 2007 (Commencement
of Operations) through May 31, 2008.
10.	Financial Highlights

Per Share Operating Performance for the period December 4, 2007 (Commencement of Operations) through May 31, 2008.

Net asset value per share at beginning of period	$1,000.00

Net investment income	27.38
Net realized and unrealized gain from investments	52.48

Total from investment operations	79.86

Net asset value per share at end of period	$1,079.86

Ratios to average net assets*:
Net investment income	2.59%

Expenses	1.38%

Total Return**	7.99%

Portfolio Turnover Rate	30.20%

*	Not annualized

**	Total Return is historical, not annualized and assumes changes in net asset value. An individual investor’s return may vary from this return based on the timing of capital transactions.
11.	Subsequent Events

On June 1, 2008, the Fund received an additional capital contribution in the amount of $25,000.

Post Oak Energy Advisors, LLC, an investment adviser registered with the SEC, began providing sub-advisory services to the Fund on June 6, 2008.

Magnetar Spectrum Fund
Approval of Investment Management Agreements
Provided below is a summary of certain factors the Board of Trustees considered at its November 30, 2007, Board meeting in approving (1) the Investment Management Agreement between Fund and Magnetar Financial LLC (“Magnetar”) and (2) the Sub-Advisory Investment Management Agreement between Magnetar and Post Oak Energy Advisors, LLC (“Post Oak”). The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Magnetar in their review of the investment management agreements.
The Board did not identify any particular information that was most relevant to its consideration to approve the Investment Management Agreement and the Sub-Advisory Investment Management Agreement and each Trustee may have afforded different weight to various factors. The Board noted that the Fund had not commenced operations. In addition, although Magnetar and Post Oak do not provide advisory services to other registered investment management companies, the Board considered both Magnetar’s experience in asset management and Post Oak’s experience in connection with the proposed specialized services to be provided to the Fund, and the relative value that the Fund would receive from Magnetar’s and Post Oak’s advisory services.
Nature, Extent and Quality of Services to be Provided. The Board considered the nature, quality and extent of the advisory services to be provided by Magnetar and Post Oak. The Board considered the investment approach to be employed by Magnetar and Post Oak, Magnetar’s and Post Oak’s research and investment management capabilities, Magnetar’s and Post Oak’s experience and financial resources, the experience of relevant Magnetar and Post Oak personnel, and Magnetar’s and Post Oak’s resources, and practices and procedures designed to address regulatory compliance matters. The Board noted that the approval of the Sub-Advisory Investment Management Agreement was contingent upon Post Oak’s registration as an adviser with the Securities and Exchange Commission (“SEC”) and the approval by the Board of Post Oak’s compliance procedures. The Board also considered that Magnetar would oversee all aspects of the operations of the Fund and have sole investment discretion with respect to the Fund. Because the Fund had not commenced operations as of the date of the Board meeting, it did not have any prior performance history. Based on the foregoing considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of services to be provided to the Fund were fair and reasonable.
Costs of Services to be Provided and Expected Profits. The Board considered the fees to be paid to Magnetar and Post Oak. In this regard, the Board reviewed a comparison of the fees payable under the Investment Management Agreement to fees paid to other investment advisers serving investment companies with investment programs similar to that of the Fund. The Board considered Magnetar’s representation that many closed-end funds base their management fee on gross assets in order to receive compensation based on such assets, which would not be the case for the Fund as the proposed management fee will be based on net assets. The Board also considered the proposed fee arrangement for Post Oak’s proposed services under the Sub-Advisory Investment Management Agreement. The Board considered Magnetar’s representation that the investment strategy to be employed by the Fund was one typically associated with a private fund that charges a performance fee in addition to a management fee. The Board noted that although Magnetar and Post Oak were each not able to estimate profitability prior to the commencement of the Fund’s operations, both pledged to provide such information at the subsequent approvals of the agreements. In addition, the Board considered that it would review any economies of scale achieved by the Fund as well as the Fund’s initial performance at subsequent approvals of the agreements. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs and services to be provided under the agreements were fair and reasonable.
Other Benefits. The Board recognized that Magnetar and Post Oak may receive certain benefits to their respective reputations from their relationship with the Fund.

Magnetar Spectrum Fund
Approval of Investment Management Agreements
Conclusion. Based on, but not limited to, the above considerations and determinations, and without assigning particular weight to any single determination, the Board determined that the Investment Management Agreement and the Sub-Advisory Investment Management Agreement, contingent upon Post Oak’s registration as an adviser with the SEC and the approval by the Board of Post Oak’s compliance procedures, were fair and reasonable in light of the services to be performed, fees, expenses and other such matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Investment Management Agreement and the Sub-Advisory Investment Management Agreement.
Other Information
Availability of Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available at the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov and may be obtained at no additional charge by calling the Fund toll free at 1-866-211-4521. The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund toll free at 1-866-211-4521 and (2) on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedule
The Fund will file a complete portfolio schedule with the SEC within 60 days after the end of the first and third fiscal quarters. The Form N-Q will be available at www.sec.gov and may be obtained at no additional charge by calling the Fund toll free at 1-866-211-4521. The Fund’s Form N-Q also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that the information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Commission rules and Forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Magnetar Spectrum Fund

By (Signature and Title)*	/s/ Michael Wilds

Michael Wilds, President
(principal executive officer)
Date 7/29/08
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Wilds

Michael Wilds, President
(principal executive officer)
Date 7/29/08

By (Signature and Title)*	/s/ Adam Daley

Adam Daley, Vice President and Treasurer
(principal financial officer)
Date 7/29/08

*	Print the name and title of each signing officer under his or her signature.